Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net profit (loss) for the year	¥ (152,125)	¥ 108,143	¥ 144,197
Depreciation and amortization	721,127	761,396	728,002
Impairment losses	145,716	106,529	150,017
Equity-settled share-based compensation	72,775	72,867	70,871
Loss on sales and disposal of property, plant and equipment	3,068	4,495	6,052
Gain on divestment of business and subsidiaries	(18,265)	(10,198)	(7,832)
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	1,006	(602)	20,757
Finance (income) and expenses, net	146,395	163,516	167,757
Share of loss (profit) of investments accounted for using the equity method	2,177	3,986	(6,473)
Income tax expenses (benefit)	9,770	66,941	(91,406)
Changes in assets and liabilities:
Decrease (increase) in trade and other receivables	(70,166)	(58,959)	15,104
Increase in inventories	(61,293)	(34,973)	(115,743)
Decrease in trade and other payables	(3,150)	(7,118)	(9,895)
Increase (decrease) in provisions	416,120	45,166	(126,901)
Decrease in other financial liabilities	(81,606)	(3,488)	(18,568)
Settlement of forward exchange contracts, net	129,727	5,945	(46,572)
Other, net	(47,282)	(16,052)	39,016
Cash generated from operations	1,213,993	1,207,595	918,383
Income taxes paid	(180,405)	(170,589)	(219,941)
Tax refunds and interest on tax refunds received	7,843	20,176	17,902
Net cash from operating activities	1,041,431	1,057,182	716,344
Cash flows from investing activities:
Interest received	17,359	17,660	11,161
Dividends received	1,298	635	13,191
Acquisition of property, plant and equipment	(176,003)	(200,795)	(175,420)
Proceeds from sales of property, plant and equipment	6,454	78	8,606
Acquisition of intangible assets	(234,930)	(147,046)	(305,310)
Acquisition of option to license	(3,726)	(31,784)	0
Acquisition of investments	(15,895)	(97,536)	(6,766)
Proceeds from sales and redemption of investments	7,031	29,442	8,021
Acquisition of shares in associates	(623)	(1,004)	0
Proceeds from sales of shares in associates	880	57,691	0
Proceeds from sales of business, net of cash and cash equivalents divested	33,325	20,556	19,959
Settlement of forward exchange contracts designated as net investment hedges, net	(1,536)	(13,847)	(33,300)
Other, net	(2,775)	(1,111)	(4,003)
Net cash used in investing activities	(369,141)	(367,060)	(463,862)
Cash flows from financing activities:
Net increase (decrease) in short-term loans and commercial papers	(341,780)	27,490	277,000
Proceeds from issuance of bonds and long-term loans	586,060	1,024,460	100,000
Repayments of bonds and long-term loans	(200,432)	(1,321,090)	(320,901)
Settlement of cross currency interest swaps related to bonds and loans	0	46,880	60,063
Acquisition of treasury shares	(51,603)	(51,860)	(2,326)
Interest paid	(121,380)	(112,984)	(100,375)
Dividends paid	(311,901)	(302,498)	(287,188)
Repayments of lease liabilities	(42,772)	(45,174)	(54,586)
Other, net	(13,011)	(16,647)	(26,102)
Net cash used in financing activities	(496,820)	(751,425)	(354,416)
Net increase (decrease) in cash and cash equivalents	175,469	(61,303)	(101,934)
Cash and cash equivalents at the beginning of the year	385,113	457,800	533,530
Effects of exchange rate changes on cash and cash equivalents	34,472	(11,385)	26,204
Cash and cash equivalents at the end of the year (Consolidated statements of financial position)	¥ 595,054	¥ 385,113	¥ 457,800